Significant Accounting Policies Concentration of Credit Risks (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Customer	1
Concentration Risk, Percentage	17.50%	12.10%
Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Customer	0
Concentration Risk, Percentage	10.00%	10.00%